Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense on intangible assets	$ 66,256	$ 66,379
Impairment Expense	$ 644	$ 653